AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.3%
Information Technology – 24.0%
Communications Equipment – 1.6%
Arista Networks, Inc.(a)	22,040	$2,642,155

Electronic Equipment, Instruments & Components – 2.3%
Keysight Technologies, Inc.(a)	17,370	2,846,769
Zebra Technologies Corp. - Class A(a)	3,664	1,105,209

		3,951,978

IT Services – 6.5%
EPAM Systems, Inc.(a)	6,440	2,746,660
FleetCor Technologies, Inc.(a)	10,790	2,293,199
Visa, Inc. - Class A	30,148	5,990,709

		11,030,568

Semiconductors & Semiconductor Equipment – 4.0%
Advanced Micro Devices, Inc.(a)	7,180	609,366
Entegris, Inc.	20,361	1,931,852
QUALCOMM, Inc.	31,992	4,231,582

		6,772,800

Software – 9.6%
Adobe, Inc.(a)	1,673	624,765
Fortinet, Inc.(a)	54,965	2,676,246
Manhattan Associates, Inc.(a)	13,046	1,842,878
Microsoft Corp.	37,560	9,820,813
PTC, Inc.(a)	10,140	1,164,985

		16,129,687

		40,527,188

Health Care – 21.8%
Biotechnology – 6.3%
Amgen, Inc.	11,400	2,739,420
Genmab A/S (Sponsored ADR)(a)	18,430	654,081
Regeneron Pharmaceuticals, Inc.(a)	3,982	2,313,781
Vertex Pharmaceuticals, Inc.(a)	17,550	4,944,888

		10,652,170

Health Care Equipment & Supplies – 1.2%
IDEXX Laboratories, Inc.(a)	5,710	1,984,910

Health Care Providers & Services – 4.9%
UnitedHealth Group, Inc.	15,786	8,198,143

Health Care Technology – 1.5%
Veeva Systems, Inc. - Class A(a)	12,556	2,502,662

Life Sciences Tools & Services – 3.6%
Bio-Rad Laboratories, Inc. - Class A(a)	2,880	1,396,915
PerkinElmer, Inc.	34,600	4,673,076

		6,069,991

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.3%
Roche Holding AG (Sponsored ADR)	124,840	$5,048,530
Zoetis, Inc.	14,340	2,244,640

		7,293,170

		36,701,046

Industrials – 15.3%
Aerospace & Defense – 3.8%
Hexcel Corp.	19,477	1,142,716
Raytheon Technologies Corp.	29,114	2,612,981
Textron, Inc.	42,263	2,636,366

		6,392,063

Air Freight & Logistics – 0.8%
FedEx Corp.	6,720	1,416,643

Airlines – 0.6%
Alaska Air Group, Inc.(a)	22,740	990,554

Building Products – 0.8%
Builders FirstSource, Inc.(a)	22,256	1,304,424

Commercial Services & Supplies – 1.4%
Copart, Inc.(a)	19,430	2,324,800

Electrical Equipment – 2.5%
Emerson Electric Co.	36,346	2,970,922
Hubbell, Inc.	6,439	1,328,366

		4,299,288

Machinery – 2.8%
Altra Industrial Motion Corp.	21,135	802,073
PACCAR, Inc.	17,780	1,555,928
Toro Co. (The)	15,530	1,287,903
Westinghouse Air Brake Technologies Corp.	12,880	1,128,932

		4,774,836

Road & Rail – 1.7%
Knight-Swift Transportation Holdings, Inc.	56,920	2,875,029

Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc. - Class A	18,506	1,465,860

		25,843,497

Financials – 9.6%
Banks – 4.8%
JPMorgan Chase & Co.	23,860	2,713,598
Wells Fargo & Co.	123,050	5,378,515

		8,092,113

Capital Markets – 1.6%
Goldman Sachs Group, Inc. (The)	8,100	2,694,627

Diversified Financial Services – 3.2%
Berkshire Hathaway, Inc. - Class B(a)	19,150	5,377,320

		16,164,060

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.7%
Distributors – 1.9%
LKQ Corp.	59,960	$3,191,071

Household Durables – 2.7%
DR Horton, Inc.	31,730	2,257,589
NVR, Inc.(a)	563	2,330,854

		4,588,443

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.(a)	4,820	611,032

Specialty Retail – 2.7%
Home Depot, Inc. (The)	10,980	3,166,852
Ulta Beauty, Inc.(a)	3,460	1,452,750

		4,619,602

		13,010,148

Communication Services – 4.9%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	51,864	1,876,958

Interactive Media & Services – 3.8%
Alphabet, Inc. - Class C(a)	57,870	6,316,511

		8,193,469

Consumer Staples – 4.1%
Beverages – 1.9%
Monster Beverage Corp.(a)	36,440	3,236,965

Tobacco – 2.2%
Philip Morris International, Inc.	39,080	3,731,749

		6,968,714

Energy – 3.8%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	33,233	1,420,711

Oil, Gas & Consumable Fuels – 3.0%
EOG Resources, Inc.	19,150	2,322,895
Phillips 66	29,970	2,681,116

		5,004,011

		6,424,722

Real Estate – 3.6%
Equity Real Estate Investment Trusts (REITs) – 1.9%
Weyerhaeuser Co.	92,870	3,172,439

Real Estate Management & Development – 1.7%
CBRE Group, Inc. - Class A(a)	36,150	2,854,404

		6,026,843

Materials – 1.5%
Chemicals – 1.1%
Mosaic Co. (The)	32,760	1,764,781

Company	Shares	U.S. $ Value

Metals & Mining – 0.4%
Steel Dynamics, Inc.	8,270	$667,555

		2,432,336

Total Common Stocks (cost $140,401,352)		162,292,023

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(b) (c) (d) (cost $7,026,430)	7,026,430	7,026,430

Total Investments – 100.4% (cost $147,427,782)(e)		169,318,453
Other assets less liabilities – (0.4)%		(754,085)

Net Assets – 100.0%		$168,564,368

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,474,725 and gross unrealized depreciation of investments was $(7,584,054), resulting in net unrealized appreciation of $21,890,671.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Core Opportunities Fund, Inc.

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$162,292,023	$—	$—	$162,292,023
Short-Term Investments	7,026,430	—	—	7,026,430

Total Investments in Securities	169,318,453	—	—	169,318,453
Other Financial Instruments(b)	—	—	—	—

Total	$169,318,453	$—	$—	$169,318,453

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,952	$65,159	$64,085	$7,026	$28